Taxation - Additional Information (Details) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Current tax credit		£ (7,043,000)		£ (6,879,000)
Deferred tax charge		0
R&D tax credits received		6,853,000		7,800,000		£ 4,411,000
R&D tax credit receivable for specific tax accrual		7,800,000		7,800,000				£ 6,950,000
Income from research and development expenditure credit scheme		900,000
Foreign tax expense		£ 400,000		£ 400,000		£ 200,000
Corporation tax rate		25.00%	25.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Upfront payment		£ 64,071,000		£ 72,349,000		£ 76,748,000
Milestone payment received		3,200,000	$ 4.0	1,500,000	$ 2.0
Tax withholding		400,000		200,000
Collaboration Agreement with Hansoh
Income Taxes [Line Items]
Upfront payment						11,900,000			$ 16.0
Milestone payment received		£ 3,200,000	$ 4.0	£ 1,500,000
Collaboration Agreement with Hansoh | China
Income Taxes [Line Items]
Upfront payment | $									$ 16.0
Tax withholding | $							$ 1.6
Changes in Tax Rates
Income Taxes [Line Items]
Corporation tax rate	25.00%